Financing (FY)- Summary of Company's Debt, Net of Unamortized Discounts, Premiums and Financing Costs (Footnotes) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior note redemption assumptions, period days in year	360 days	360 days
Senior note redemption assumptions, period months in year	12 months	12 months
Senior note redemption assumptions, period days in month	30 days	30 days
Senior notes
Debt Instrument [Line Items]
Debt Instrument, redemption price, percentage	100.00%	100.00%
Notes payable to banks | $2,500.0 million, term loan due April 2017
Debt Instrument [Line Items]
Average interest rate			1.33%
Notes payable to banks | $3,000.0 million, term loan due April 2020
Debt Instrument [Line Items]
Average interest rate	2.48%	1.80%	1.45%
United States
Debt Instrument [Line Items]
Ownership in domestic subsidiaries	100.00%	100.00%